ACQUISITION - Purchase price allocation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Apr. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Number of operating segment			1	1
Assets acquired and liabilities assumed:
Cash and cash equivalents						$ 6,213
Accounts receivable						1,061
Other current assets						736
Prepaid expenses						118
Property and equipment						1,729
Other long term assets						306
Identifiable intangible assets						23,900
Goodwill	$ 1,503,245	$ 1,503,245	$ 1,503,245	$ 1,503,245	$ 1,502,651	75,782	$ 1,430,837	$ 1,429,521
Total assets acquired						109,845
Accounts payable and accrued expenses						(128)
Deferred income tax liability						(1,099)
Total liabilities assumed						(1,227)
Net assets acquired						$ 108,618
Weighted average amortization period of intangible assets acquired	6 years
Unsplash
Assets acquired and liabilities assumed:
Revenue from acquiree included in the Company's consolidated statements of operations		5,800
Operating loss from acquiree included in the Company's consolidated statements of operations		$ 1,200